Risks and Financial Instruments - Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of external credit grades [line items]
Counterparty credit rating		R$ 7,170,563	R$ 6,584,962
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		6,714,493	5,720,996
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		408,375	809,583
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating		464	3,457
Others [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	[1]	R$ 47,231	R$ 50,926

[1]	Refers substantially to investments as minority interest, which are classified as long term investments.